FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2024
FAIR VALUE MEASUREMENT
Schedule of fair value of the company's financial assets measured at fair value

	December 31,
	2024			2023
	Level 1	Level 2	Total	Level 1	Level 2	Total
Cash equivalents
Money market funds	$17,818	—	$17,818	$10,944	—	$10,944
Marketable securities	16,811	53,900	70,711	10,585	41,030	51,615
Total	$34,629	$53,900	$88,529	$21,529	$41,030	$62,559